Inventory and contracts in progress	12 Months Ended
Dec. 31, 2021
Inventory and contract in progress [abstract]
Disclosure of Inventories and contracts in progress [text block]
9 Inventories and contracts in progress
Inventories and contracts in progress include the following:

	As of December 31,
in 000€	2021	2020	2019
Raw materials	6,246	4,974	7,400
Work in progress	2,383	1,766	2,806
Finished goods	2,171	2,554	1,995
Contracts in progress	495	749	495
Total inventories and contracts in progress	11,295	10,043	12,696
Inventory written-off on the balance sheet amounted to
K€1,196 for the year ended December 31, 2021 (2020: K€567; 2019: K€526). The expenses are recorded in Cost of Sales.
The Group has contracts in progress and advances from customers. The total costs incurred is
 K€426 and the profit recognized is K€69 as per December 31, 2021. Advances were received for the amount of K€11 with respect to contracts in progress per end of 2021 (2020: K€146; 2019: K€22).